RELATED PARTY TRANSACTIONS COMMERICAL AGREEMENTS (Details)			12 Months Ended
	May. 15, 2015 renewal $ / bbl	May. 14, 2015 bbl / d	Dec. 31, 2014 renewal	May. 14, 2014 USD ($)
Related Party Transaction [Line Items]
Number of Contract Renewals | renewal			2
Term of Renewal			5 years
Delaware City Rail Unloading Terminal [Member]
Related Party Transaction [Line Items]
Term of Agreement			7 years
Toledo Truck Unloading Terminal [Member]
Related Party Transaction [Line Items]
Term of Agreement			7 years
Delaware City West Heavy Crude Unloading Rack [Member]
Related Party Transaction [Line Items]
Term of Agreement			7 years
Toledo Storage Facility [Member]
Related Party Transaction [Line Items]
Term of Agreement			10 years
Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	10 years
Delaware Truck Loading Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	10 years
Delaware City Pipeline and Terminaling Agreements [Member]
Related Party Transaction [Line Items]
Number of Contract Renewals | renewal	2
Term of Renewal	5 years
Minimum [Member]
Related Party Transaction [Line Items]
Term of Agreement			7 years
Maximum [Member]
Related Party Transaction [Line Items]
Term of Agreement			10 years
PBF Holding [Member] | Delaware City Pipeline Services Agreement [Member] | Delaware City Products Pipeline [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		50,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment	0.5266
Refined Clean Product [Member] | PBF Holding [Member] | Delaware City Terminaling Services Agreement [Member] | Delaware City Truck Rack [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		30,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment	0.462
LPGs [Member] | PBF Holding [Member] | Delaware City Terminaling Services Agreement [Member] | Delaware City Truck Rack [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		5,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment	2.52
Line of Credit [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Maximum including higher borrowing capacity option | $				$ 600,000,000